                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                RULE 24f-2 NOTICE

                                       FOR

                 Providentmutual Variable Life Separate Account
                              (Name of Registrant)

                              300 Continental Drive
                                Newark, DE 19713
                    (Address of principal executive offices)

                              File Number 33-83138

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

         (i).     Fiscal year for which Notice is filed:

                  Fiscal year ended December 31, 1995

         (ii). Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.

                  None

         (iii). The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                  None

         (iv). The number or amount of securities sold during the fiscal year:

                  Growth                         Money Market                   Bond                          Managed
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $139,783.05                    $1,536,634.88                  $21,970.01                    $8,987.69

                  worth of                       worth of                       worth of                      worth of
                  policies(1)                    policies(2)                    policies(3)                   policies(4)

                  Aggressive                     International
                  Growth Subaccount              Subaccount
                  -----------------              -------------
                  $146,305.66                    $79,608.31

                  worth of                       worth of
                  policies(5)                    policies(6)

                  Fidelity
                  Equity Income                  Fidelity Growth                Fidelity Asset                Fidelity Index
                  Subaccount                     Subaccount                     Manager Subaccount            500 Subaccount
                  ----------                     ----------                     ------------------            --------------
                  $509,629.53                    $709,026.20                    $52,559.76                    $203,980.35

                  worth of                       worth of                       worth of                      worth of
                  policies(7)                    policies(8)                    policies(9)                   policies(10)

                  Fidelity High                  Fidelity                       Fidelity Investment           Neuberger &
                  Income                         Overseas                       Grade Bond                    Berman Growth
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $150,868.31                    $218,890.41                    $37,586.47                    $210,017.60

                  worth of                       worth of                       worth of                      worth of
                  policies(11)                   policies(12)                   policies(13)                  policies(14)

                                                 Neugerger &
                  Neuberger &                    Berman Limit                                                 Van Eck
                  Berman Balanced                Maturity Bond                  TCI Growth                    Worldwide Bond
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $42,184.76                     $7,859.41                      $179,362.81                   $30,477.04

                  worth of                       worth of                       worth of                      worth of
                  policies(15)                   policies(16)                   policies(17)                  policies(18)

                  Van Eck Gold &
                  Natural Resources
                  Subaccount
                  -----------------
                  $10,109.02

                  worth of
                  policies(19)

         (v). The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2

                  Growth                         Money Market                   Bond                          Managed
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $139,783.05                    $1,536,634.88                  $21,970.01                    $8,987.69

                  worth of                       worth of                       worth of                      worth of
                  policies(1)                    policies(2)                    policies(3)                   policies(4)

                  Aggressive                     International
                  Growth Subaccount              Subaccount
                  -----------------              ----------
                  $146,305.66                    $79,608.31

                  worth of                       worth of
                  policies(5)                    policies(6)

                  Fidelity Equity
                  Income                         Fidelity Growth                Fidelity Asset                Fidelity Index
                  Subaccount                     Subaccount                     Manager Subaccount            500 Subaccount
                  ----------                     ----------                     ------------------            --------------
                  $509,629.53                    $709,026.20                    $52,559.76                    $203,980.35

                  worth of                       worth of                       worth of                      worth of
                  policies(7)                    policies(8)                    policies(9)                   policies(10)

                                                                                Fidelity
                  Fidelity High                  Fidelity                       Investment                    Neuberger &
                  Income                         Overseas                       Grade Bond                    Berman Growth
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  -------------                  ----------                     ----------                    -------------
                  $150,868.21                    $218,890.41                    $37,586.47                    $210,017.60

                  worth of                       worth of                       worth of                      worth of
                  policies(11)                   policies(12)                   policies(13)                  policies(14)

                                                 Neuberger &
                  Neuberger &                    Berman Limit                                                 Van Eck
                  Berman Balanced                Maturity Bond                  TCI Growth                    Worldwide Bond
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $42,184.76                     $7,859.41                      $179,362.81                   $30,477.04

                  worth of                       worth of                       worth of                      worth of
                  policies(15)                   policies(16)                   policies(17)                  policies(18)

                  Van Eck Gold &
                  --------------
                  Natural Resources
                  Subaccount
                  $10,109.02

                  worth of
                  policies(19)

2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

3.       Filing fee with respect to shares specified in 1(v) above:

         Growth Subaccount                                                       $   38.98          (1)
         Money Market Subaccount                                                     87.32          (2)
         Bond Subaccount                                                              6.53          (3)
         Managed Subaccount                                                           2.67          (4)

         Aggressive Growth Subaccount                                                41.10          (5)
         International Subaccount                                                    23.32          (6)
         Fidelity Equity Income Subaccount                                          140.51          (7)
         Fidelity Growth Subaccount                                                 205.95          (8)
         Fidelity Asset Manager Subaccount                                           13.90          (9)
         Fidelity Index 500 Subaccount                                               60.70         (10)
         Fidelity High Income Subaccount                                             39.28         (11)
         Fidelity Overseas Subaccount                                                62.15         (12)
         Fidelity Investment Grade Bond Subaccount                                   10.27         (13)
         Neuberger & Berman Growth Subaccount                                        62.36         (14)
         Neuberger & Berman Balanced Subaccount                                      13.63         (15)
         Neuberger & Berman Bond Subaccount                                           1.65         (16)
         TCI Growth Subaccount                                                       50.51         (17)
         Van Eck Worldwide Bond Subaccount                                            8.90         (18)
         Van Eck Gold and Natural Resources Subaccount                                2.53         (19)
                                                                                   -------

                                                                                   $872.26

Minimum Filing Fee (Certified Check Enclosed):  $872.26

DATED:  February  , 1996

              PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                           BY:  /s/ Linda E. Senker
                                -----------------------------------------
                                Linda E. Senker

(1) The actual aggregate sales price was $139,783.05, which consists of 766 policies allocating premiums to the Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Growth Subaccount policies redeemed was $26,739.81. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies in calculated as follows:

         $139,783.05 - 26,739.81 = $113,043.24 / 2900 = $38.98

(2) The actual aggregate sales price was $1,536,634.88, which consists of 1,345 policies allocating premiums to the Money Market Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Money Market Subaccount policies redeemed was $1,283,402.36. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,536,634.88 - 1,283,402.36 = $253,232.52 / 2900 = $87.32

(3) The actual aggregate sales price was $21,970.01, which consists of 517 policies allocating premiums to the Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Bond Subaccount policies redeemed was $3,032.65. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $21,970.01 - 3,032.65 = $18,937.36 / 2900 = $6.53

(4) The actual aggregate sales price was $8,987.69, which consists of 134 policies allocating premiums to the Managed Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Managed Subaccount policies redeemed was $1,247.79. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $8,987.69 - 1,247.79 = $7,739.90 / 2900 = $2.67

(5) The actual aggregate sales price was $146,305.66, which consists of 1,093 policies allocating premiums to the Aggressive Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Aggressive Growth Subaccount policies redeemed was $27,118.43. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $146,305.66 - 27,118.43 = $119,187.23 / 2900 = $41.10

(6) The actual aggregate sales price was $79,608.31, which consists of 591 policies allocating premiums to the International Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of International Subaccount policies redeemed was $11,967.54. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $79,608.31 - 11,967.54 = $67,640.77 / 2900 = $23.32

(7) The actual aggregate sales price was $509,629.53, which consists of 2,059 policies allocating premiums to the Fidelity Equity Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Equity Income Subaccount policies redeemed was $102,146.85. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $509,629.53 - 102,146.85 = $407,482.68 / 2900 = $140.51

(8) The actual aggregate sales price was $709,026.20, which consists of 2,725 policies allocating premiums to the Fidelity Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Growth Subaccount policies redeemed was $111,761.19. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $709,026.20 - 111,761.19 = $597,265.01 / 2900 = $205.95

(9) The actual aggregate sales price was $52,559.76, which consists of 295 policies allocating premiums to the Fidelity Asset Manager Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Asset Manager Subaccount policies redeemed was $12,253.00. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $52,559.76 - 12,253.00 = $40,306.76 / 2900 = $13.90

(10) The actual aggregate sales price was $203,980.35, which consists of 1,163 policies allocating premiums to the Fidelity Index 500 Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Index 500 Subaccount policies redeemed was $27,939.31. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $203,980.35 - 27,939.31 = $176,041.04 / 2900 = $60.70

(11) The actual aggregate sales price was $150,868.31, which consists of 497 policies allocating premiums to the Fidelity High Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity High Income Subaccount policies redeemed was $36,968.51. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $150,868.31 - 36,968.51 = $113,899.80 / 2900 = $39.28

(12) The actual aggregate sales price was $218,890.41, which consists of 1,269 policies allocating premiums to the Fidelity Overseas Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Overseas Subaccount policies redeemed was $38,670.04. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $218,890.41 - 38,670.04 = $180,220.37 / 2900 = $62.15

(13) The actual aggregate sales price was $37,586.47, which consists of 582 policies allocating premiums to the Fidelity Investment Grade Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Investment Grade Bond Subaccount policies redeemed was $7,807.00. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $37,586.47 - 7,807.00 = $29,779.47 / 2900 = $10.27

(14) The actual aggregate sales price was $210,017.60, which consists of 722 policies allocating premiums to the Neuberger & Berman Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Neuberger & Berman Growth Subaccount policies redeemed was $29,175.46. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $210,017.60 - 29,175.46 = $180,842.14 / 2900 = $62.36

(15) The actual aggregate sales price was $42,184.76, which consists of 161 policies allocating premiums to the Neuberger & Berman Balanced Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Neuberger & Berman Balanced Subaccount policies redeemed was $2,658.17. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $42,184.76 - 2,658.17 = $39,526.59 / 2900 = $13.63

(16) The actual aggregate sales price was $7,859.41, which consists of 108 policies allocating premiums to the Neuberger & Berman Limited Maturity Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Neuberger & Berman Limited Maturity Bond Subaccount policies redeemed was $3,081.67. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $7,859.41 - 3,081.67 = $4,777.74 / 2900 = $1.65

(17) The actual aggregate sales price was $179,362.81, which consists of 615 policies allocating premiums to the TCI Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of TCI Growth Subaccount policies redeemed was $32,888.57. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $179,362.81 - 32,888.57 = $146,474.24 / 2900 = $50.51

(18) The actual aggregate sales price was $30,477.04, which consists of 429 policies allocating premiums to the Van Eck Worldwide Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Van Eck Worldwide Bond Subaccount policies redeemed was $4,679.98. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $30,477.04 - 4,679.98 - $25,797.06 / 2900 = $8.90

(19) The actual aggregate sales price was $10,109.02, which consists of 135 policies allocating premiums to the Van Eck Gold and Natural Resources Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Van Eck Gold and Natural Resources Subaccount policies redeemed was $2,774.47. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $10,109.02 - 2,774.47 = $7,334.55 / 2900 = $2.53

        [PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA LETTERHEAD]

                                                               February 27, 1996

Providentmutual Life and Annuity Company
  of America
300 Continental Drive
Newark, DE  19713

                           Re:   Rule 24f-2 Notice
                                 Registration Number 33-83138

Dear Sirs:

         I have served as counsel to Providentmutual Life and Annuity Company of America in connection with the above-referenced Notice. In my opinion, the securities being registered with respect to the Providentmutual Variable Life Separate Account are legally issued, fully paid and non-assessable.

                                   Sincerely,

                                   Linda E. Senker

LES:cf